UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4571

Name of Registrant:	Vanguard Pennsylvania Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	December 1, 2004 - November 30, 2005

Item 1:	Reports to Shareholders

Vanguard® Pennsylvania
Tax-Exempt Funds

 > Annual Report

November 30, 2005

Vanguard Pennsylvania Tax-Exempt Money Market Fund

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

> For the 2005 fiscal year, the Vanguard Pennsylvania Tax-Exempt Funds posted returns of 2.2% for the Money
  Market Fund and 3.1% for the Long-Term Fund’s Investor Shares.

> Short-term interest rates increased steadily in the 12-month period, while longer-term rates fell slightly.

> The funds have built a comfortable performance margin over peer group averages during the past decade.

Contents
Your Fund's Total Returns	1
Chairman's Letter	2
Advisor's Report	7
Pennsylvania Tax-Exempt Money Market Fund	9
Pennsylvania Long-Term Tax-Exempt Fund	26
About Your Fund's Expenses	51
Glossary	53

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

 Fiscal Year Ended November 30, 2005

Total Return
Vanguard Pennsylvania Tax-Exempt Money Market Fund	2.2%
SEC 7-Day Annualized Yield: 2.89%
Taxable-Equivalent Yield: 4.59%[1]
Average Pennsylvania Tax-Exempt Money Market Fund[2]	1.7
Vanguard Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	3.1%
SEC 30-Day Annualized Yield: 3.89%
Taxable-Equivalent Yield: 6.17%[1]
Admiral(TM)Shares3	3.2
SEC 30-Day Annualized Yield: 3.96%
Taxable-Equivalent Yield: 6.29%[1]
Lehman 10 Year Municipal Bond Index	3.0
Average Pennsylvania Municipal Debt Fund[2]	3.5
Lehman Municipal Bond Index	3.9

Your Fund’s Performance at a Glance
November 30, 2004–November 30, 2005

			Distributions Per Share
Vanguard Pennsylvania Tax-Exempt Fund	Starting Share Price	Ending Share Price	Income Dividends	Capital Gains

Money Market	$1.00	$1.00	$0.022	$0.000

Long-Term

Investor Shares	$11.53	$11.32	$0.520	$0.045

Admiral Shares	11.53	11.32	0.528	0.045

1	This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 35% and the maximum Commonwealth of Pennsylvania income tax. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
2	Derived from data provided by Lipper Inc.
3	A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Chairman’s Letter

Dear Shareholder,

In the fiscal year ended November 30, 2005, shorter-term interest rates rose steadily, while very long-term rates decreased. This convergence of rates created a challenging environment for fixed income managers, yet your fund’s advisors skillfully steered the PennsylvaniaTax-Exempt Funds to respectable results.

The Pennsylvania Long-Term Tax-Exempt Fund posted a 3.1% total return for Investor Shares. The yield for the Investor Shares moved to 3.89%, a modest increase over one year ago (3.46%). The Pennsylvania Tax-Exempt Money Market Fund returned 2.2% for the 12 months. The fund’s yield on November 30 was 2.89%, a significant jump from last year’s level of 1.57%. The Money Market Fund preserved its net asset value of $1 per share, as is expected but not guaranteed.

The first table on page 1 presents the total returns of the Pennsylvania Tax-Exempt Funds and their comparative standards. We also display the funds’ yields on November 30 as well as their taxable-equivalent yields. The taxable-equivalent yields can be used to compare the yields of tax-exempt securities with those of fully taxable bonds. These calculations assume that an investor is subject to the highest federal and state income tax rates.

The second table on page 1 shows the funds’ net asset values at the start and the end of the period and their per-share distributions during the fiscal year.

Interest rates converged as the Fed tightened monetary policy

During the 12 months ended November 30, the broad fixed income market produced modest returns in an unusual interest rate environment. As the Federal Reserve Board raised its target for short-term rates to 4.00%—a 2 percentage point increase over the year—the impact on short-term securities was pronounced. The effect on long-term rates, by contrast, was muted. Indeed, the yield of the 30-year Treasury bond declined modestly.

These dynamics produced a “flattening of the yield curve”—a reduction in the difference between short- and long-term interest rates. The outcome was lower prices and weak returns for short- and intermediate-term bonds, solid returns for the longest-term securities, and a modest 2.4% return for the overall taxable bond market. Because municipal bond yields did not rise as much as yields on taxable securities, the broad tax-exempt bond market produced a higher 12-month return.

The different behavior of short- and long-term rates reflected inconsistencies in the broader economy. For example, growth in the value of goods and services produced by U.S. workers was surprisingly robust, and corporate profits remained strong. But persistently high energy prices, which spiked in the wake of hurricanes Katrina and Rita, seemed to threaten the economy’s vigor.

Market Barometer

Average Annual Total Returns Periods Ended November 30, 2005
One Year	Three Years	Five Years
Bonds
Lehman Aggregate Bond Index (Broad taxable market)	2.4%	4.0%	6.1%
Lehman Municipal Bond Index	3.9	4.9	5.9
Citigroup 3-Month Treasury Bill Index	2.8	1.7	2.3
Stocks
Russell 1000 Index (Large-caps)	10.0%	13.1%	1.3%
Russell 2000 Index (Small-caps)	8.1	20.0	10.1
Dow Jones Wilshire 5000 Index (Entire market)	10.1	14.2	2.5
MSCI All Country World Index ex USA (International)	16.5	22.9	6.4
CPI
Consumer Price Index	3.5%	2.9%	2.6%

U.S. stocks produced solid returns, and international markets surged

Stocks produced fiscal-year returns in the neighborhood of 10%, but, as with bonds, the stock market’s interim ups and downs seemed to echo the economy’s mixed signals. The broad market returned 10.1%. Large-capitalization stocks outperformed their smaller counterparts.

International stocks were the period’s best performers, even as a strengthening dollar reduced the value of international assets for U.S. investors. The long-slumbering Japanese market was a notably strong performer.

The funds’ returns were consistent with their goals and objectives

The Pennsylvania Long-Term Tax-Exempt Fund’s 3.1% return (Investor Shares) reflected an income return that was sufficient to offset declining prices for the portfolio’s bonds. The fund topped the return of its index benchmark, but lagged the average return of its competing Pennsylvania municipal debt funds.

The 2.2% return of the Pennsylvania Tax-Exempt Money Market Fund was mainly a result of the rise in short-term rates. The very short maturity of the fund’s securities allowed it to quickly translate rising rates into higher income. The fund outperformed its average peer largely due to its lower expense ratio.

For more details on the funds’ strategy and positioning, please see the Advisor’s Report, beginning on Page 7.

Total Returns
 Ten Years Ended November 30, 2005

	Average Annual Return		Final Value of a $10,000 Investment[1]
Pennsylvania Tax-Exempt Fund	Vanguard Fund	Average Competing Fund	Vanguard Fund	Average Competing Fund	Vanguard Advantage

Money Market	2.5%	2.2%	$12,857	$12,430	$427

Long-Term Investor Shares	5.5	4.7	17,120	15,810	1,310

1 Assuming reinvestment of all income dividends and capital gains distributions.

Time reveals the advantage of low costs and skilled management

Despite the erratic interest rate environment, the funds’ advisor, Vanguard Fixed Income Group, was able to position the funds prudently while maintaining a focus on diversification, credit quality, the generation of consistent income, and low transaction costs.

This focus has created a powerful advantage for the Pennsylvania Tax-Exempt Funds over the long term, as you can see in the table on page 4. It presents the annualized returns of the two funds and their respective peer groups over a ten-year period. We also show the growth of a hypothetical initial investment of $10,000 over the ten years. As you can see, a modest advantage in the short-term can become much more pronounced over time.

Muni funds can play a key role for tax-conscious investors

The marked flattening of the yield curve over the past year surprised many veteran bond investors. The development is yet another reminder that an effective long-term investment program should be designed to weather the unexpected. Our time-tested advice is to maintain a portfolio that is balanced across asset classes (bond, money market, and stock funds) and diversified within each of those classes. Your allocations to each asset class should match your goals, risk tolerance, and time horizon. For investors in higher tax brackets, the Pennsylvania Tax-Exempt Funds can be important components in such an investment plan. These funds offer income that is free of both federal and Pennsylvania taxes and

Expense Ratios:1
Your fund compared with its peer group

Pennsylvania Tax-Exempt Fund	Investor Shares	Admiral Shares	Peer Group
Money Market	0.13%	—	0.65%
Long-Term	0.16	0.09%	1.20

1	Fund expense ratios reflect the fiscal year ended November 30, 2005. Peer groups are: for the Pennsylvania Tax-Exempt Money Market Fund, the Average Pennsylvania Tax-Exempt Money Market Fund; for the Pennsylvania Long-Term Tax-Exempt Fund, the Average Pennsylvania Municipal Debt Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2004.

they also serve as ballast for equity investments, which are historically more volatile than bonds or money markets.

No matter what your current stage of investment—from saving for college to drawing retirement income—I encourage you to take advantage of the many online planning tools available on our website, Vanguard.com®. In addition, Vanguard offers a broad range of advisory services that can help you make sure your investment strategy is suited for your unique circumstances.

Thank you for investing with Vanguard.

John J. Brennan
Chairman and Chief Executive Officer
December 14, 2005

Advisor’s Report

During the past 12 months, the yields of all but the longest-term municipal securities rose. The increase was most pronounced among shorter-term securities, producing a flattening of the yield curve. A similar pattern unfolded in the U.S. Treasury market, though with a sharper rise in short-term rates.

The Vanguard Pennsylvania Tax-Exempt Funds provided returns consistent with those of their market segments. The Money Market Fund returned 2.2%. The Long-Term Fund returned a bit more than 3%.

The Fed’s tightening continued, and economic growth remained solid

Throughout the fiscal year, the Federal Reserve Board continued to tighten monetary policy, gradually raising its target for short-term rates from 2.00% to 4.00%. The Fed maintained that, despite the rise in borrowing costs produced by the steady increase in short-term rates, the economy would continue to expand, bolstered by productivity growth and reconstruction activity in hurricane-affected areas. Some analysts believe that the central bank will continue to raise rates at its “measured pace” of 25-basis-point increments.

As the Fed’s policy suggested, the economy’s recent performance has been strong, driven by consumer spending and business investment. To the extent that inflation became a concern, energy prices were the primary culprit. Hurricanes Katrina and Rita idled some Gulf Coast refineries, which led to significant spikes in already-high oil and gasoline prices. The Consumer Price Index (CPI) rose by 1.2% in September, its largest monthly increase in 25 years. The “core” inflation rate, which excludes volatile food and energy prices, rose more modestly.

Yields of Municipal Securities
 (AAA-Rated General-Obligation Issues)

Maturity	Nov. 30, 2004	Nov. 30, 2005	Change (basis points)
2 years	2.19%	3.24%	+105
5 years	2.85	3.43	+58
10 years	3.66	3.87	+21
30 years	4.76	4.55	-21

Yields of U.S. Treasury Securities

Maturity	Nov. 30, 2004	Nov. 30, 2005	Change (basis points)
2 years	3.00%	4.41%	+141
5 years	3.69	4.41	+72
10 years	4.35	4.48	+13
30 years	5.00	4.69	-31

Source: The Vanguard Group.

Treasury and municipal markets generally followed the Fed’s lead

The yields of short-term municipal and Treasury securities increased as the Fed boosted its interest rate target. The tables on page 7 show yield changes for Treasury and municipal securities across the maturity spectrum. Yield increases were less pronounced among longer-term securities. In fact, the yields of the longest-maturity bonds declined during the 12-month period.

During fiscal 2005, the supply of Pennsylvania debt increased by 34% to $18.1 billion. Although the new issuance didn’t have a noticeable impact on municipal bond returns, increasing supply has the potential to put upward pressure on bond yields.

Both funds’ 12-month performance was driven by rising rates

As short-term interest rates rose, the Pennsylvania Tax-Exempt Money Market Fund translated higher yields into more income. The fund’s 2.2% return was 1.2 percentage points higher than its fiscal 2004 return, and its 7-day SEC yield finished the period at 2.89%, up 1.32 percentage points from a year earlier. We kept the fund’s average maturity at the short end of its typical range, which allowed us to accelerate investment in newly issued higher-yielding securities. The fund topped the average return of its peer group during the 12 months.

Rising rates also affected the Pennsylvania Long-Term Tax-Exempt Fund, but its primary short-term impact was mixed. The fund returned a little more than 3%, as its interest income more than offset a decline in the prices of short- and intermediate-term bonds. The fund’s return modestly trailed the peer-group average. As usual, the portfolio emphasized quality and diversification by issuer. The fund’s duration—a measure of interest rate sensitivity—remained near the short end of its typical range. This defensive positioning limited the fund’s participation in the price appreciation that took place in the longest portion of the yield curve.

Conservative strategy and low costs have provided a durable advantage

In any 12-month period, the funds’ relatively conservative strategies can be an advantage or disadvantage. Over time, however, the funds’ disciplined approach has produced highly competitive returns. The combination of conservative positioning and long-term outperformance partly reflects the funds’ low operating costs, which reduce the need to take unnecessary risks in pursuit of return. Vanguard’s expense advantage is important in any market environment, but it’s especially critical in the current environment of low yields.

Kathryn T. Allen, Principal
John M. Carbone, Principal
Vanguard Fixed Income Group

December 15, 2005

Pennsylvania Tax-Exempt Money Market Fund

Fund Profile
 As of November 30, 2005

Financial Attributes
Yield	2.9%
Average Weighted Maturity	21 days
Average Quality[1]	MIG-1
Expense Ratio	0.13%

Distribution by Credit Quality[2] (% of portfolio)
MIG-1/A-1+/SP-1+/F-1+	83%
P-1/A-1/SP-1/F-1	15
AAA/AA	2

1 Moody’s Investors Service.
2 Ratings: Moody’s Investors Service, Standard & Poor’s, Fitch.
  See page 53 for a glossary of investment terms.

Pennsylvania Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Pennsylvania Tax-Exempt Money Market Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yield shown for this fund reflects current earnings more closely than do the average annual returns.

Cumulative Performance: November 30, 1995-November 30, 2005
Initial Investment of $10,000

	Average Annual Total Returns Periods Ended November 30, 2005			Final Value of a $10,000
	One Year	Five Years	Ten Years	Investment

Pennsylvania Tax-Exempt Money Market Fund	2.19%	1.67%	2.55%	$12,857

Average Pennsylvania Tax-Exempt
Money Market Fund[1]	1.73	1.28	2.20	12,430

1	Returns for the Average Pennsylvania Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.
See Financial Highlights table on page 24 for dividend information.

Pennsylvania Tax-Exempt Money Market Fund

Fiscal-Year Total Returns (%): November 30, 1995–November 30, 2005

Fiscal Year	Total Return	Average Fund[1] Total Return
1996	3.4%	3.1%
1997	3.5	3.2
1998	3.3	3.0
1999	3.1	2.7
2000	3.9	3.6
2001	2.9	2.5
2002	1.3	1.0
2003	0.9	0.6
2004	1.0	0.6
2005	2.2	1.7

SEC 7-Day Annualized Yield (11/30/2005): 2.89%

Average Annual Total Returns: Periods Ended September 30, 2005
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total

Pennsylvania Tax-Exempt
Money Market Fund	6/13/1988	2.01%	1.72%	0.00%	2.56%	2.56%

1	Returns for the Average Pennsylvania Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.

Pennsylvania Tax-Exempt Money Market Fund

Financial Statements

Statement of Net Assets
 As of November 30, 2005

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund's semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC's website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room (see the back cover of this report for further information).

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Municipal Bonds (99.2%)
Allegheny County PA Higher Educ. Auth. Rev (Washington & Jefferson College) VRDO	3.120%	12/7/05 LOC	10,020	10,020
Allegheny County PA Higher Educ. Building Auth (Carnegie Mellon Univ.) VRDO	2.980%	12/1/05	27,950	27,950
Allegheny County PA Hosp. Dev. Auth. Rev (Presbyterian Univ. Health System) VRDO	3.080%	12/7/05 (1)	12,445	12,445
Allegheny County PA Hosp. Dev. Auth. Rev (Presbyterian Univ. Health System) VRDO	3.080%	12/7/05 (1)	13,500	13,500
Allegheny County PA Hosp. Dev. Auth. Rev (Presbyterian Univ. Health System) VRDO	3.110%	12/7/05 LOC	7,920	7,920
1 Allegheny County PA Hosp. Dev. Auth. Rev (Univ. of Pittsburgh Medical Center) TOB VRDO	3.070%	12/7/05 (1)	4,995	4,995
Allegheny County PA IDA Rev (Carnegie Museum of Pittsburgh) VRDO	3.050%	12/7/05 LOC	5,070	5,070
Allegheny County PA IDA Rev (Western PA School for Blind Children) PUT	2.750%	7/1/06	9,000	9,000
1 Allegheny County PA Sanitation Auth. Sewer Rev TOB VRDO	3.070%	12/7/05 (1)	30,005	30,005
Berks County PA GO VRDO	3.020%	12/7/05 (1)	13,995	13,995
Berks County PA IDA (Lutheran Health Care) VRDO	3.000%	12/7/05 (2)	16,800	16,800
1 Bethlehem PA Area School Dist. GO TOB VRDO	3.020%	12/7/05 (3)	19,800	19,800
Bucks County PA TRAN	3.500%	12/30/05	35,000	35,039
Center City District Philadelphia PA Business Improvement Assessment Bonds	5.500%	12/1/05 (2)(Prere.)	6,955	7,094
Central Bucks PA School Dist. VRDO	3.080%	12/7/05 (3)	11,600	11,600
Chester County PA Health & Educ. Fac. Auth. Rev (Jefferson Health System) VRDO	2.940%	12/7/05	20,000	20,000
Chester County PA Health & Educ. Fac. Auth. Rev (Jefferson Health System) VRDO	2.990%	12/7/05	26,070	26,070
Chester County PA IDA Student Housing Rev. VRDO	3.030%	12/7/05 LOC	12,000	12,000
Cumberland County PA Muni. Auth. College Rev (Dickinson College) PUT	3.200%	11/1/06 LOC	12,330	12,330

Pennsylvania Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Dallastown Area School Dist. York County PA GO VRDO	3.080%	12/7/05 (3)	20,590	20,590
Daniel Boone PA Area School Dist. GO VRDO	3.050%	12/7/05 (2)	9,985	9,985
Dauphin County PA General Auth. Hosp. Rev (Reading Hosp. & Medical Center) VRDO	3.000%	12/7/05	10,040	10,040
Delaware County PA Hosp. Auth. Rev (Crozer-Chester Medical Center) VRDO	3.050%	12/7/05 LOC	17,095	17,095
Delaware County PA Hosp. Auth. Rev (Crozer-Chester Medical Center) VRDO	3.140%	12/7/05 LOC	4,200	4,200
Delaware County PA IDA Airport Fac (United Parcel Service) VRDO	2.860%	12/1/05	17,355	17,355
Delaware County PA IDA PCR (BP Exploration & Oil) VRDO	2.980%	12/1/05	23,475	23,475
Delaware County PA IDA PCR (BP Exploration & Oil) VRDO	2.980%	12/1/05	10,750	10,750
Delaware County PA IDA PCR (PECO) CP	2.780%	12/8/05 LOC	15,500	15,500
Delaware County PA IDA Refunding Resource Recovery Fac. (General Electric Capital Corp.) VRDO	2.970%	12/7/05	42,600	42,600
Delaware County PA IDA Refunding Resource Recovery Fac. (General Electric Capital Corp.) VRDO	2.970%	12/7/05	8,375	8,375
Delaware County PA IDA Refunding Resource Recovery Fac. (General Electric Capital Corp.) VRDO	2.970%	12/7/05	8,235	8,235
Delaware County PA IDA Refunding Resource Recovery Fac. (General Electric Capital Corp.) VRDO	2.970%	12/7/05	8,595	8,595
Delaware County PA IDA Solid Waste Rev (Scott Paper Co.) VRDO	3.000%	12/7/05	8,700	8,700
Delaware County PA IDA Solid Waste Rev (Scott Paper Co.) VRDO	3.000%	12/7/05	10,000	10,000
Delaware County PA IDA Solid Waste Rev (Scott Paper Co.) VRDO	3.000%	12/7/05	17,000	17,000
Delaware County PA IDA Solid Waste Rev (Scott Paper Co.) VRDO	3.000%	12/7/05	17,600	17,600
Delaware County PA IDA Solid Waste Rev (Scott Paper Co.) VRDO	3.000%	12/7/05	23,005	23,005
Exeter Township PA VRDO	3.050%	12/7/05 (10)	5,000	5,000
Franklin County PA IDA Healthcare Rev (Chambersburg Hosp.) VRDO	3.130%	12/7/05 (2)	6,200	6,200
Geisinger Health System Auth. of Pennsylvania Rev (Penn State Geisinger Health System) VRDO	2.980%	12/1/05	14,050	14,050
Geisinger Health System Auth. of Pennsylvania Rev (Penn State Geisinger Health System) VRDO	3.000%	12/1/05	8,200	8,200
Geisinger Health System Auth. of Pennsylvania Rev (Penn State Geisinger Health System) VRDO	3.050%	12/7/05	38,000	38,000
Hamburg PA Area School Dist. GO VRDO	3.030%	12/7/05 (4)	17,000	17,000
Indiana County PA IDA (Exelon Generation) VRDO	2.980%	12/7/05 LOC	15,940	15,940
Lehigh County PA General Purpose Hosp. Auth. Rev (St. Luke's Hosp.) VRDO	2.950%	12/1/05 LOC	9,860	9,860

Pennsylvania Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Manheim Township PA School Dist. VRDO	3.030%	12/7/05 (4)	12,000	12,000
Manheim Township PA School Dist. VRDO	3.080%	12/7/05 (4)	9,000	9,000
1 McKeesport PA Area School Dist. GO TOB VRDO	3.070%	12/7/05 (4)	7,895	7,895
Mercersburg Borough PA General Purpose Auth (Mercersburg College) VRDO	3.000%	12/7/05 LOC	10,000	10,000
Mercersburg Borough PA General Purpose Auth (Mercersburg College) VRDO	3.050%	12/7/05 LOC	12,200	12,200
Mercersburg Borough PA General Purpose Auth (Mercersburg College) VRDO	3.050%	12/7/05 LOC	9,415	9,415
Montgomery County PA IDA PCR (Exelon Generation Co.) CP	2.980%	3/8/06 LOC	37,800	37,800
Montgomery County PA IDA PCR (Exelon Generation Co.) CP	3.030%	3/8/06 LOC	5,000	5,000
North Penn PA Water Auth. Rev. VRDO	3.050%	12/7/05 (3)	24,000	24,000
Northampton County PA General Purpose Auth Univ. Rev. (Lafayette College)	4.500%	11/16/06	5,000	5,064
Northampton County PA General Purpose Auth Univ. Rev. (Lehigh Univ.) VRDO	3.050%	12/7/05	21,035	21,035
Northampton County PA General Purpose Auth Univ. Rev. (Lehigh Univ.) VRDO	3.050%	12/7/05	12,880	12,880
Northampton County PA General Purpose Auth Univ. Rev. (Lehigh Univ.) VRDO	3.090%	12/7/05	30,600	30,600
Northampton County PA Higher Educ. Auth. Rev (Lehigh Univ.) VRDO	3.050%	12/7/05	13,585	13,585
Northeastern PA Hosp. & Educ. Auth. Rev (Wilkes Univ.) VRDO	3.030%	12/7/05 LOC	12,110	12,110
Northeastern PA Hosp. & Educ. Auth. Rev (Wilkes Univ.) VRDO	3.030%	12/7/05 LOC	3,795	3,795
Owen J. Roberts School Dist. Pennsylvania GO VRDO	3.040%	12/7/05 (4)	46,000	46,000
Parkland PA School Dist. VRDO	3.030%	12/7/05 (4)	10,000	10,000
1 Pennsbury PA School Dist. TOB VRDO	3.070%	12/7/05 (3)	5,100	5,100
Pennsbury PA School Dist. VRDO	3.070%	12/7/05 (4)	12,570	12,570
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev (Jefferson Health) VRDO	2.950%	12/7/05	20,620	20,620
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev (Jefferson Health) VRDO	2.990%	12/7/05	20,000	20,000
Pennsylvania GO	5.000%	5/1/06 (4)	10,000	10,091
Pennsylvania GO	5.375%	5/15/06 (3)(Prere.)	14,000	14,346
Pennsylvania GO	5.375%	5/15/06 (3)(Prere.)	5,000	5,127
1 Pennsylvania GO TOB VRDO	3.020%	12/7/05 (4)	11,750	11,750
1 Pennsylvania GO TOB VRDO	3.020%	12/7/05 (3)	5,765	5,765
1 Pennsylvania GO TOB VRDO	3.020%	12/7/05 (1)	8,325	8,325
1 Pennsylvania GO TOB VRDO	3.070%	12/7/05	30,835	30,835
1 Pennsylvania GO TOB VRDO	3.070%	12/7/05 (1)	5,170	5,170
1 Pennsylvania GO TOB VRDO	3.070%	12/7/05	8,750	8,750
1 Pennsylvania GO TOB VRDO	3.070%	12/7/05	10,650	10,650

Pennsylvania Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
1 Pennsylvania GO TOB VRDO	3.070%	12/7/05 (4)	12,125	12,125
1 Pennsylvania GO TOB VRDO	3.070%	12/7/05 (1)	14,775	14,775
1 Pennsylvania GO TOB VRDO	3.070%	12/7/05	7,005	7,005
1 Pennsylvania GO TOB VRDO	3.070%	12/7/05	9,500	9,500
1 Pennsylvania GO TOB VRDO	3.070%	12/7/05 (1)	52,110	52,110
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	3.020%	12/7/05 (2)	35,700	35,700
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	3.030%	12/7/05 (2)	6,900	6,900
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	3.030%	12/7/05 (2)	34,200	34,200
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	3.050%	12/7/05 (2)	27,500	27,500
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	3.050%	12/7/05 (2)	13,500	13,500
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	3.100%	12/7/05 (4)	12,900	12,900
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	3.120%	12/7/05 (4)	43,500	43,500
Pennsylvania Higher Educ. Fac. Auth. Rev (California Univ. of Pennsylvania) VRDO	3.050%	12/7/05 LOC	38,820	38,820
Pennsylvania Higher Educ. Fac. Auth. Rev (Carnegie Mellon Univ.) VRDO	2.980%	12/1/05	15,200	15,200
Pennsylvania Higher Educ. Fac. Auth. Rev (Carnegie Mellon Univ.) VRDO	2.980%	12/1/05	17,850	17,850
Pennsylvania Higher Educ. Fac. Auth. Rev (Carnegie Mellon Univ.) VRDO	2.980%	12/1/05	16,100	16,100
Pennsylvania Higher Educ. Fac. Auth. Rev (Carnegie Mellon Univ.) VRDO	2.980%	12/1/05	8,400	8,400
Pennsylvania Higher Educ. Fac. Auth. Rev (Drexel Univ.) VRDO	3.030%	12/7/05 LOC	8,600	8,600
Pennsylvania Higher Educ. Fac. Auth. Rev (Drexel Univ.) VRDO	3.040%	12/7/05 LOC	22,500	22,500
Pennsylvania Higher Educ. Fac. Auth. Rev (Drexel Univ.) VRDO	3.050%	12/7/05 (1)	20,000	20,000
Pennsylvania Higher Educ. Fac. Auth. Rev (Philadelphia Univ.) VRDO	3.000%	12/7/05 LOC	4,300	4,300
Pennsylvania Higher Educ. Fac. Auth. Rev (Rosemont College) PUT	3.200%	11/1/06 LOC	5,800	5,800
1 Pennsylvania Higher Educ. Fac. Auth. Rev (Univ. of Pennsylvania Health System Obligated Group) TOB VRDO	3.070%	12/7/05	7,995	7,995
1 Pennsylvania Higher Educ. Fac. Auth. Rev TOB VRDO	3.020%	12/7/05 (10)	4,400	4,400
Pennsylvania Housing Finance Agency Rev (Single Family Mortgage) VRDO	2.980%	12/7/05	31,930	31,930
Pennsylvania Housing Finance Agency Rev (Single Family Mortgage) VRDO	3.000%	12/7/05	25,000	25,000

Pennsylvania Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Pennsylvania Housing Finance Agency Rev (Single Family Mortgage) VRDO	3.000%	12/7/05	23,905	23,905
Pennsylvania Housing Finance Agency Rev (Single Family Mortgage) VRDO	3.000%	12/7/05	41,010	41,010
Pennsylvania Housing Finance Agency Rev (Single Family Mortgage) VRDO	3.000%	12/7/05	15,690	15,690
1 Pennsylvania Housing Finance Agency Rev TOB VRDO	3.090%	12/7/05	8,545	8,545
1 Pennsylvania Housing Finance Agency Rev TOB VRDO	3.090%	12/7/05	7,495	7,495
1 Pennsylvania Housing Finance Agency Rev TOB VRDO	3.110%	12/7/05	6,920	6,920
1 Pennsylvania Housing Finance Agency Rev TOB VRDO	3.110%	12/7/05	27,360	27,360
1 Pennsylvania Housing Finance Agency Rev TOB VRDO	3.110%	12/7/05 (3)	5,480	5,480
1 Pennsylvania Housing Finance Agency Rev TOB VRDO	3.110%	12/7/05	5,970	5,970
Pennsylvania Housing Finance Agency Rev. VRDO	2.980%	12/7/05	35,220	35,220
Pennsylvania Housing Finance Agency Rev. VRDO	3.000%	12/7/05	15,000	15,000
Pennsylvania Housing Finance Agency Rev. VRDO	3.000%	12/7/05	11,000	11,000
Pennsylvania Housing Finance Agency Rev. VRDO	3.000%	12/7/05	20,000	20,000
1 Pennsylvania Intergovernmental Cooperation Auth Rev. TOB VRDO	3.060%	12/7/05 (3)	6,300	6,300
Pennsylvania State Univ. Rev	5.000%	8/15/06	7,775	7,892
Pennsylvania State Univ. Rev. VRDO	3.030%	12/7/05	4,700	4,700
Pennsylvania State Univ. Rev. VRDO	3.030%	12/7/05	73,275	73,275
1 Pennsylvania Turnpike Comm. Oil Franchise Tax Rev. TOB VRDO	3.060%	12/7/05 (1)	2,590	2,590
1 Pennsylvania Turnpike Comm. Registration Fee Rev. TOB VRDO	3.070%	12/7/05 (4)	27,815	27,815
1 Pennsylvania Turnpike Comm. Registration Fee Rev. TOB VRDO	3.070%	12/7/05 (4)	2,355	2,355
Pennsylvania Turnpike Comm. Rev	3.750%	7/15/06 (4)	4,060	4,084
1 Pennsylvania Turnpike Comm. Rev. TOB VRDO	3.070%	12/7/05 (2)	12,000	12,000
Pennsylvania Turnpike Comm. Rev. VRDO	2.980%	12/1/05	2,335	2,335
Pennsylvania Turnpike Comm. Rev. VRDO	2.980%	12/7/05	5,500	5,500
Pennsylvania Turnpike Comm. Rev. VRDO	2.980%	12/7/05	12,800	12,800
Pennsylvania Turnpike Comm. Rev. VRDO	2.980%	12/7/05	8,600	8,600
Pennsylvania Turnpike Comm. Rev. VRDO	3.030%	12/7/05	65,820	65,820
Pennsylvania Turnpike Comm. Rev. VRDO	3.030%	12/7/05	32,875	32,875
Philadelphia PA Airport Rev. VRDO	3.000%	12/7/05 (1)	10,000	10,000
Philadelphia PA Airport Rev. VRDO	3.050%	12/7/05 (1)	11,000	11,000
Philadelphia PA Auth. IDR (Institute for Cancer Research) VRDO	3.000%	12/1/05 LOC	3,400	3,400

Pennsylvania Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Philadelphia PA Auth. IDR (PA Academy of Fine Arts) VRDO	3.050%	12/7/05 LOC	11,275	11,275
Philadelphia PA Auth. IDR (Regional Performing Arts Center Project) VRDO	2.930%	12/7/05 LOC	14,200	14,200
1 Philadelphia PA GO TOB VRDO	3.070%	12/7/05 (4)	5,970	5,970
Philadelphia PA Hosp. & Higher Educ. Fac Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	2.980%	12/1/05	2,255	2,255
Philadelphia PA Hosp. & Higher Educ. Fac Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	2.980%	12/1/05	3,900	3,900
Philadelphia PA Hosp. & Higher Educ. Fac Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	2.980%	12/1/05 (1)	3,600	3,600
Philadelphia PA Hosp. & Higher Educ. Fac Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	2.980%	12/1/05	36,050	36,050
1 Philadelphia PA IDA Rev (Philadelphia Airport System) TOB VRDO	3.120%	12/7/05 (1)	2,000	2,000
1 Philadelphia PA IDA Rev. TOB VRDO	3.070%	12/7/05 (4)	10,275	10,275
1 Philadelphia PA Redev. Auth. Rev. TOB VRDO	3.060%	12/7/05 (3)	18,100	18,100
1 Philadelphia PA School Dist. TOB VRDO	3.020%	12/7/05 (4)	8,825	8,825
1 Philadelphia PA School Dist. TOB VRDO	3.070%	12/7/05 (3)	5,995	5,995
1 Philadelphia PA School Dist. TOB VRDO	3.070%	12/7/05 (3)	4,995	4,995
1 Philadelphia PA School Dist. TOB VRDO	3.070%	12/7/05 (3)	6,625	6,625
1 Philadelphia PA School Dist. TOB VRDO	3.070%	12/7/05 (2)	15,360	15,360
1 Philadelphia PA School Dist. TOB VRDO	3.080%	12/7/05 (2)	17,300	17,300
1 Philadelphia PA Water & Waste Water Rev TOB VRDO	3.060%	12/7/05 (4)	5,305	5,305
1 Philadelphia PA Water & Waste Water Rev TOB VRDO	3.070%	12/7/05 (4)	3,965	3,965
1 Philadelphia PA Water & Waste Water Rev TOB VRDO	3.070%	12/7/05 (4)	7,310	7,310
1 Philadelphia PA Water & Waste Water Rev TOB VRDO	3.070%	12/7/05 (4)	17,605	17,605
Philadelphia PA Water & Waste Water Rev. VRDO	2.970%	12/7/05 (2)	11,390	11,390
Philadelphia PA Water & Waste Water Rev. VRDO	2.970%	12/7/05 (4)	25,525	25,525
Philadelphia PA Water & Waste Water Rev. VRDO	2.980%	12/7/05 (4)	36,000	36,000
Pine-Richland School Dist. Pennsylvania GO	5.500%	9/1/06 (4)(Prere.)	3,430	3,490
Sayre PA Health Care Fac. Auth. Rev (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	2.980%	12/7/05 (2)	6,600	6,600
Sayre PA Health Care Fac. Auth. Rev (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	2.980%	12/7/05 (2)	3,955	3,955
Sayre PA Health Care Fac. Auth. Rev (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	2.980%	12/7/05 (2)	2,150	2,150
Sayre PA Health Care Fac. Auth. Rev (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	2.980%	12/7/05 (2)	1,800	1,800

Pennsylvania Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Sayre PA Health Care Fac. Auth. Rev (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	2.980%	12/7/05 (2)	13,800	13,800
Sayre PA Health Care Fac. Auth. Rev (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.000%	12/7/05 (2)	2,800	2,800
Sayre PA Health Care Fac. Auth. Rev (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.000%	12/7/05 (2)	3,000	3,000
1 Seneca Valley PA School Dist. GO TOB VRDO	3.020%	12/7/05 (1)	23,320	23,320
1 Souderton PA School Dist. GO TOB VRDO	3.070%	12/7/05 (3)	9,990	9,990
Southcentral Pennsylvania General Auth. Rev (Wellspan Health) VRDO	2.970%	12/7/05 (2)	25,000	25,000
St. Mary's Hosp. Auth. Bucks County PA Rev (Catholic Health Initiatives) VRDO	2.960%	12/7/05	30,000	30,000
St. Mary's Hosp. Auth. Bucks County PA Rev (Catholic Health Initiatives) VRDO	2.980%	12/7/05	10,900	10,900
1 State Public School Building Auth. Pennsylvania School Rev. (Philadelphia School Dist.) TOB PUT	2.850%	4/26/06 (4)	11,655	11,655
1 State Public School Building Auth. Pennsylvania School Rev. (Philadelphia School Dist.) TOB VRDO	3.020%	12/7/05 (4)	6,965	6,965
1 State Public School Building Auth. Pennsylvania School Rev. (Philadelphia School Dist.) TOB VRDO	3.070%	12/7/05 (4)	5,895	5,895
1 State Public School Building Auth. Pennsylvania School Rev. (Philadelphia School Dist.) TOB VRDO	3.070%	12/7/05 (4)	10,940	10,940
Temple Univ. of the Commonwealth System of Higher Educ. Pennsylvania Univ. Funding Obligation Rev	4.000%	4/28/06	38,000	38,186
1 Tredyffrin-Easttown PA School Dist. GO TOB VRDO	3.070%	12/7/05	8,250	8,250
Union County PA Higher Educ. Auth. Rev (Bucknell Univ.) VRDO	3.050%	12/7/05	5,975	5,975
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	2.930%	12/7/05	11,200	11,200
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	2.970%	12/7/05	24,230	24,230
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	2.970%	12/7/05	24,650	24,650
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	3.030%	12/7/05	9,400	9,400
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	3.030%	12/7/05	3,800	3,800
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	3.030%	12/7/05	8,400	8,400

Pennsylvania Tax-Exempt Money Market Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	3.030%	12/7/05	8,000	8,000
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	3.030%	12/7/05	12,900	12,900
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	3.030%	12/7/05	13,600	13,600
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	3.030%	12/7/05	4,000	4,000
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	3.030%	12/7/05	5,000	5,000
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania Asset Notes	4.000%	8/11/06	50,000	50,441
York County PA IDA (PECO) CP	2.780%	12/8/05 LOC	16,440	16,440
Outside Pennsylvania:
1 Puerto Rico Electric Power Auth. Rev. TOB VRDO	2.990%	12/7/05 (1)	9,990	9,990
1 Puerto Rico Electric Power Auth. Rev. TOB VRDO	3.030%	12/7/05 (1)	8,195	8,195
1 Puerto Rico Electric Power Auth. Rev. TOB VRDO	3.060%	12/7/05 (10)	12,615	12,615
1 Puerto Rico Govt. Dev. Bank CP	2.850%	1/30/06 LOC	5,000	5,000
1 Puerto Rico Highway & Transp. Auth. Rev TOB VRDO	3.030%	12/7/05 (1)	7,740	7,740
1 Puerto Rico Highway & Transp. Auth. Rev TOB VRDO	3.040%	12/7/05 (1)	3,450	3,450
1 Puerto Rico Public Buildings Auth. Govt. Fac Rev. TOB VRDO	3.040%	12/7/05 (10)	6,300	6,300
1 Puerto Rico Public Finance Corp. TOB VRDO	3.030%	12/7/05 (2)	7,015	7,015
1 Puerto Rico Public Finance Corp. TOB VRDO	3.040%	12/7/05 (11)	11,351	11,351
1 Puerto Rico Public Finance Corp. TOB VRDO	3.040%	12/7/05 (1)	5,035	5,035
1 Puerto Rico Public Finance Corp. TOB VRDO	3.070%	12/7/05 LOC	11,995	11,995
Total Municipal Bonds (Cost $2,927,250)				2,927,250
Other Assets and Liabilities (0.8%)
Other Assets—Note B				40,164
Liabilities				(15,750)
				24,414
Net Assets (100%)
Applicable to 2,951,658,965 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				2,951,664
Net Asset Value Per Share				$1.00

Pennsylvania Tax-Exempt Money Market Fund

At November 30, 2005, net assets consisted of:

	Amount ($000)	Per Share
Paid-in Capital	2,951,667	$1.00
Undistributed Net Investment Income	—	—-
Accumulated Net Realized Losses	(3)	—
Unrealized Appreciation	—	—
Net Assets	2,951,664	$1.00

•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, the aggregate value of these securities was $665,111,000, representing 22.5% of net assets.

Pennsylvania Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Tax-Exempt Money Market Fund

Statement of Operations

Year Ended November 30, 2005
($000)
Investment Income
Income
Interest	64,091
Total Income	64,091
Expenses
The Vanguard Group-Note B
Investment Advisory Services	301
Management and Administrative	2,561
Marketing and Distribution	615
Custodian Fees	8
Auditing Fees	14
Shareholders' Reports	19
Trustees' Fees and Expenses	3
Total Expenses	3,521
Net Investment Income	60,570
Realized Net Gain (Loss) on Investment Securities Sold	10
Change in Unrealized Appreciation (Depreciation) of Investment Securities	—
Net Increase (Decrease) in Net Assets Resulting from Operations	60,580

Pennsylvania Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

Year Ended November 30,
2005 ($000)	2004 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	60,570	26,760
Realized Net Gain (Loss)	10	88
Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	60,580	26,848
Dividends from Net Investment Income	(60,570)	(26,760)
Capital Share Transactions (at $1.00)
Issued	2,630,430	2,197,470
Issued in Lieu of Cash Distributions	57,583	25,304
Redeemed	(2,394,869)	(2,078,714)
Net Increase (Decrease) from Capital Share Transactions	293,144	144,060
Total Increase (Decrease)	293,154	144,148
Net Assets
Beginning of Period	2,658,510	2,514,362
End of Period	2,951,664	2,658,510

Pennsylvania Tax-Exempt Money Market Fund

Financial Highlights

	Year Ended November 30,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations

Net Investment Income	.022	.010	.009	.013	.028

Net Realized and Unrealized

Gain (Loss) on Investments	—	—	—	—	—

Total from Investment Operations	.022	.010	.009	.013	.028

Distributions

Dividends from Net Investment Income	(.022)	(.010)	(.009)	(.013)	(.028)

Distributions from Realized Capital Gains	—	—	—	—	—

Total Distributions	(.022)	(.010)	(.009)	(.013)	(.028)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.19%	1.05%	0.91%	1.32%	2.89%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$2,952	$2,659	$2,514	$2,448	$2,427

Ratio of Total Expenses to
Average Net Assets	0.13%	0.13%	0.17%	0.17%	0.18%

Ratio of Net Investment Income to
Average Net Assets	2.18%	1.04%	0.90%	1.32%	2.82%

1See accompanying Notes, which are an integral part of the Financial Statements.1

Pennsylvania Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Pennsylvania Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the Commonwealth of Pennsylvania.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investment securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

3.Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2005, the fund had contributed capital of $350,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.35% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Pennsylvania Long-Term Tax-Exempt Fund

Fund Profile
 As of November 30, 2005

Financial Attributes
	Fund	Comparative Index[1]	Broad Index[2]

Number of Issues	384	6,365	36,709

Yield		—	—

Investor Shares	3.9%

Admiral Shares	4.0%

Yield to Maturity	4.1%[3]	3.9%	4.0%

Average Coupon	4.9%	5.1%	5.1%

Average Effective
Maturity	7.8 years	7.4 years	6.9 years

Average Quality	AA+	AAA	AA+

Average Duration	6.0 years	5.9 years	5.4 years

Expense Ratio		—	—

Investor Shares	0.16%

Admiral Shares	0.09%

Short-Term Reserves	2%	—	—

Volatility Measures
	Fund	Comparative Index[1]	Fund	Broad Index[2]

R-Squared	0.98	1.00	0.98	1.00

Beta	0.93	1.00	1.09	1.00

Distribution by Maturity (% of portfolio)
Under 1 Year	5%
1-5 Years	27
5-10 Years	44
10-20 Years	18
20-30 Years	6

Distribution by Credit Quality (% of portfolio)
AAA	85%
AA	8
A	4
BBB	3

Investment Focus

1 Lehman 10 Year Municipal Bond Index.
2 Lehman Municipal Bond Index.
3 Before expenses.
  See page 53 for a glossary of investment terms.

Pennsylvania Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 1995–November 30, 2005
 Initial Investment of $10,000

	Average Annual Total Returns Periods Ended November 30, 2005			Final Value
	One Year	Five Years	Ten Years	of a $10,000 Investment

Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	3.10%	5.78%	5.52%	$17,120

Lehman Municipal Bond Index	3.88	5.92	5.72	17,448

Lehman 10 Year Municipal Bond Index	3.01	5.74	5.65	17,332

Average Pennsylvania Municipal Debt Fund[1]	3.45	5.15	4.69	15,810

	One Year	Since Inception[2]	Final Value of a $100,000 Investment

Pennsylvania Long-Term Tax-Exempt Fund
Admiral Shares	3.18%	5.47%	$127,409

Lehman Municipal Bond Index	3.88	5.55	127,848

Lehman 10 Year Municipal Bond Index	3.01	5.38	126,923

1 Derived from data provided by Lipper Inc.
2 May 14, 2001.
  Note: See Financial Highlights tables on pages 45 and 46 for dividend and capital gains information.

Pennsylvania Long-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): November 30, 1995–November 30, 2005

	Investor Shares			Lehman[1]
Fiscal Year	Capital Return	Income Return	Total Return	Total Return

1996	0.2%	5.6%	5.8%	5.7%

1997	0.7	5.5	6.2	7.1

1998	2.1	5.5	7.6	8.1

1999	-6.7	5.0	-1.7	-0.4

2000	3.1	5.8	8.9	7.7

2001	3.5	5.3	8.8	8.2

2002	1.5	5.0	6.5	6.7

2003	2.7	4.6	7.3	6.9

2004	-1.3	4.6	3.3	4.0

2005	-1.4	4.5	3.1	3.0

Average Annual Total Returns: Periods Ended September 30, 2005
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total

Investor Shares	4/7/1986	3.03%	6.32%	0.73%	5.18%	5.91%

Admiral Shares	5/14/2001	3.10	5.75[2]	—	—	—

1 Lehman 10 Year Municipal Bond Index.
2 Return since inception.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets
 As of November 30, 2005

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Municipal Bonds (101.4%)
Adams County PA GO	5.300%	5/15/11 (3)(Prere.)	10,240	11,082
Allegheny County PA Airport Rev (Pittsburgh International Airport)	6.000%	1/1/14 (3)	4,295	4,612
Allegheny County PA Airport Rev (Pittsburgh International Airport)	5.000%	1/1/17 (1)	12,205	12,613
Allegheny County PA Airport Rev (Pittsburgh International Airport)	5.000%	1/1/19 (1)	15,750	16,276
Allegheny County PA GO	0.000%	4/1/10 (1)	2,000	1,696
Allegheny County PA GO	5.250%	5/1/11 (3)(Prere.)	3,000	3,239
Allegheny County PA GO	5.500%	5/1/11 (3)(Prere.)	445	486
Allegheny County PA GO	5.750%	5/1/11 (3)(Prere.)	730	806
Allegheny County PA GO	5.750%	11/1/11 (3)	995	1,098
Allegheny County PA GO	5.375%	11/1/12 (1)(Prere.)	3,725	4,095
Allegheny County PA GO	5.375%	11/1/12 (1)(Prere.)	2,880	3,166
Allegheny County PA GO	5.375%	11/1/12 (1)(Prere.)	2,000	2,199
Allegheny County PA GO	5.375%	11/1/12 (1)(Prere.)	2,645	2,908
Allegheny County PA GO	5.500%	11/1/14 (3)	605	658
Allegheny County PA GO	5.375%	11/1/16 (1)	4,100	4,460
Allegheny County PA GO	5.375%	11/1/17 (1)	3,600	3,903
Allegheny County PA GO	6.000%	7/1/23 (1)	5,745	6,823
Allegheny County PA Hosp. Dev. Auth. Rev (Catholic Health East)	5.250%	11/15/13 (2)	1,000	1,064
Allegheny County PA Hosp. Dev. Auth. Rev (Magee Women's Hosp.)	6.000%	10/1/10 (3)	4,235	4,620
Allegheny County PA Hosp. Dev. Auth. Rev (Univ. of Pittsburgh)	5.600%	4/1/17 (1)	2,000	2,088
Allegheny County PA Hosp. Dev. Auth. Rev (Univ. of Pittsburgh)	6.000%	7/1/26 (1)	4,625	5,557
Allegheny County PA Hosp. Dev. Auth. Rev (Univ. of Pittsburgh)	6.000%	7/1/27 (1)	9,325	11,214
Allegheny County PA Port Auth. Rev	6.000%	3/1/09 (1)(Prere.)	2,565	2,789
Allegheny County PA Port Auth. Rev	6.000%	3/1/09 (1)(Prere.)	16,000	17,396

Pennsylvania Long-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Allegheny County PA Port Auth. Rev	6.000%	3/1/09 (1)(Prere.)	4,310	4,686
Allegheny County PA Port Auth. Rev	6.250%	3/1/09 (1)(Prere.)	3,740	4,095
Allegheny County PA Port Auth. Rev	5.375%	3/1/12 (3)	4,965	5,400
Allegheny County PA Port Auth. Rev	5.500%	3/1/14 (3)	2,355	2,575
Allegheny County PA Port Auth. Rev	5.500%	3/1/16 (3)	1,500	1,632
Allegheny County PA Port Auth. Rev	5.500%	3/1/17 (3)	2,750	2,986
Allegheny County PA Sanitation Auth. Sewer Rev	6.000%	12/1/07 (1)(Prere.)	54,630	58,184
Allegheny County PA Sanitation Auth. Sewer Rev	5.500%	12/1/10 (1)(Prere.)	11,880	12,906
Allegheny County PA Sanitation Auth. Sewer Rev	6.000%	12/1/10 (1)	1,500	1,667
Allegheny County PA Sanitation Auth. Sewer Rev	6.000%	12/1/11 (1)	1,490	1,665
Allegheny County PA Sanitation Auth. Sewer Rev	5.750%	12/1/12 (1)	1,180	1,305
Allegheny County PA Sanitation Auth. Sewer Rev	5.375%	12/1/16 (1)	3,545	3,864
Allegheny County PA Sanitation Auth. Sewer Rev	5.500%	12/1/16 (3)(ETM)	11,295	11,451
Allegheny County PA Sanitation Auth. Sewer Rev	5.375%	12/1/18 (1)	15,000	16,318
Allegheny County PA Sanitation Auth. Sewer Rev	5.500%	12/1/30 (1)	2,150	2,318
Ambridge PA Area School Dist	5.500%	11/1/14 (1)(Prere.)	13,145	14,695
Annville Cleona PA School Dist	6.000%	3/1/28 (4)	1,500	1,721
Annville Cleona PA School Dist	6.000%	3/1/31 (4)	1,975	2,250
Berks County PA GO	0.000%	11/15/13 (3)	7,250	5,202
Berks County PA GO	0.000%	11/15/14 (3)	8,615	5,857
Berks County PA GO	0.000%	11/15/15 (3)	6,250	4,033
Berks County PA Hosp. Rev. (Reading Hosp.)	5.700%	10/1/14 (1)	4,500	5,043
Bethlehem PA Area School Dist	5.375%	3/15/12 (3)(Prere.)	7,500	8,201
Blair County PA Hosp. Auth. Rev. (Altoona Hosp.)	5.500%	7/1/16 (2)	4,480	4,929
Bristol Borough PA School Dist. GO	5.250%	3/1/25 (4)	3,635	3,920
Bucks County PA IDA (Pennswood Village Project)	6.000%	10/1/34	2,600	2,734
Bucks County PA IDA Solid Waste Rev (Waste Management Project) PUT	4.900%	2/1/08	6,400	6,500
Carlisle PA Area School Dist. GO	5.375%	3/1/12 (1)(Prere.)	1,550	1,694
Carlisle PA Area School Dist. GO	5.375%	3/1/12 (1)(Prere.)	1,635	1,787
Carlisle PA Area School Dist. GO	5.375%	3/1/12 (1)(Prere.)	1,725	1,886
Carlisle PA Area School Dist. GO	5.375%	3/1/12 (1)(Prere.)	1,820	1,989
Catholic Health East Pennsylvania Health Systems Rev	5.500%	11/15/24	1,400	1,484
Catholic Health East Pennsylvania Health Systems Rev	5.375%	11/15/34	2,500	2,597
Central Bucks PA School Dist	5.500%	5/15/15 (3)	5,540	6,075
Central Bucks PA School Dist	5.500%	5/15/17 (3)	3,785	4,119
Central Bucks PA School Dist	5.500%	5/15/18 (3)	2,400	2,612
Central Bucks PA School Dist	5.500%	5/15/19 (3)	1,500	1,632
Chester County PA GO	5.000%	11/15/23	13,355	14,022
Chester County PA GO	5.000%	11/15/24	8,000	8,381

Pennsylvania Long-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Chester County PA Health & Educ. Fac Auth. Rev. (Jefferson Health System)	5.125%	5/15/18 (2)	12,445	12,948
Chester County PA Health & Educ. Fac Auth. Rev. (Jefferson Health System)	5.250%	5/15/22 (2)	36,580	38,050
Chester County PA School Auth. Rev	5.000%	4/1/23 (2)	2,670	2,790
Chester County PA School Auth. Rev	5.000%	4/1/24 (2)	1,000	1,043
Chester County PA School Auth. Rev	5.000%	4/1/26 (2)	1,575	1,634
Coatesville PA School Dist. GO	5.250%	8/15/20 (4)	6,645	7,179
Commonwealth Financing Auth. Pennsylvania Rev	5.250%	6/1/23 (1)	13,535	14,639
Cumberland County PA Muni. Auth. College Rev (Dickinson College)	5.500%	11/1/30 (2)	3,230	3,452
Dauphin County PA General Auth. Hosp. Rev (West Pennsylvania Hosp.)	5.500%	7/1/13 (1)(ETM)	5,000	5,419
Delaware County PA Auth. Rev. (Catholic Health East)	5.250%	11/15/12 (2)	3,300	3,510
Delaware County PA Auth. Rev. (Catholic Health East)	5.250%	11/15/13 (2)	4,665	4,962
Delaware County PA Auth. Univ. Rev. (Villanova Univ.)	5.000%	8/1/24 (1)	4,000	4,187
Delaware County PA Hosp. Auth. Rev (Crozer-Chester Medical Center)	5.300%	12/1/27	8,905	8,914
Delaware County PA Hosp. Auth. Rev (Delaware County Memorial Hosp.)	5.500%	8/15/13 (1)	12,000	12,261
Delaware County PA IDA Rev (Suburban Water Co. Project)	5.150%	9/1/32 (2)	5,500	5,628
Delaware County PA Regional Water Quality Control Auth. Rev	5.500%	5/1/14 (3)	2,405	2,627
Delaware County PA Regional Water Quality Control Auth. Rev	5.500%	5/1/16 (3)	2,685	2,925
Delaware River Joint Toll Bridge Comm Pennsylvania & New Jersey Rev	5.250%	7/1/19 (1)	1,645	1,791
Delaware River Joint Toll Bridge Comm Pennsylvania & New Jersey Rev	5.500%	7/1/19 (1)	4,835	5,551
Delaware River Joint Toll Bridge Comm Pennsylvania & New Jersey Rev	5.250%	7/1/20 (1)	1,735	1,886
Delaware River Joint Toll Bridge Comm Pennsylvania & New Jersey Rev	5.500%	7/1/20 (1)	5,105	5,914
Delaware River Joint Toll Bridge Comm Pennsylvania & New Jersey Rev	5.250%	7/1/21 (1)	1,825	1,981
Delaware River Joint Toll Bridge Comm Pennsylvania & New Jersey Rev	5.250%	7/1/22 (1)	1,920	2,082
Delaware River Joint Toll Bridge Comm Pennsylvania & New Jersey Rev	5.250%	7/1/23 (1)	2,020	2,189
Delaware River Port Auth. Pennsylvania & New Jersey Rev	5.700%	1/1/23 (4)	8,345	8,964
Erie County PA GO	5.000%	9/1/25 (3)	5,525	5,785
Erie PA School Dist. GO	0.000%	9/1/10 (4)	5,665	4,716
Erie PA School Dist. GO	5.800%	9/1/10 (2)(Prere.)	4,500	4,945
Erie PA School Dist. GO	0.000%	9/1/11 (4)	5,780	4,607

Pennsylvania Long-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Erie PA School Dist. GO	0.000%	5/1/16 (1)(ETM)	3,175	2,022
Erie PA School Dist. GO	0.000%	9/1/18 (4)	830	465
Geisinger Health System Auth. Of Pennsylvania Rev (Penn State Geisinger Health System) VRDO	2.980%	12/1/05	3,200	3,200
Geisinger Health System Auth. Of Pennsylvania Rev (Penn State Geisinger Health System) VRDO	3.050%	12/7/05	17,500	17,500
Hazleton PA Area School Dist. GO	5.500%	3/1/11 (3)	3,740	4,034
Hazleton PA Area School Dist. GO	5.750%	3/1/12 (3)	1,420	1,562
Hazleton PA Area School Dist. GO	6.000%	3/1/16 (3)	18,245	19,742
Hazleton PA Area School Dist. GO	0.000%	3/1/17 (3)	4,425	2,672
Hazleton PA Area School Dist. GO	0.000%	3/1/22 (3)	5,265	2,443
Lake Lehman PA School Dist. GO	0.000%	4/1/14 (1)	1,290	902
Lake Lehman PA School Dist. GO	0.000%	4/1/15 (1)	1,295	858
Lake Lehman PA School Dist. GO	0.000%	4/1/16 (1)	1,310	827
Lake Lehman PA School Dist. GO	0.000%	4/1/17 (1)	1,315	790
Lake Lehman PA School Dist. GO	0.000%	4/1/18 (1)	1,000	571
Lancaster County PA GO	6.250%	5/1/10 (3)(Prere.)	4,370	4,855
Lancaster County PA GO	6.250%	5/1/10 (3)(Prere.)	4,605	5,116
Lancaster County PA GO	5.500%	11/1/16 (3)	1,025	1,122
Lancaster County PA GO	5.500%	11/1/17 (3)	1,060	1,153
Lancaster County PA GO	5.500%	11/1/18 (3)	1,120	1,218
Lancaster County PA GO	5.500%	11/1/19 (3)	1,175	1,278
Lancaster County PA Hosp. Auth. Rev (Willow Valley Retirement Project)	5.875%	6/1/21	1,000	1,057
Lancaster County PA Hosp. Auth. Rev (Willow Valley Retirement Project)	5.875%	6/1/31	6,000	6,274
Lancaster PA School Dist. GO	5.375%	2/15/07 (3)(Prere.)	5,590	5,724
Latrobe PA IDA (Saint Vincent College)	5.600%	5/1/21	1,635	1,713
Latrobe PA IDA (Saint Vincent College)	5.700%	5/1/31	2,165	2,254
Lebanon County Health Fac. Auth. Rev (Good Samaritan)	6.000%	11/15/35	10,500	11,200
Lehigh County PA General Purpose Hosp. Auth. Rev. (Lehigh Valley Health Network)	5.375%	7/1/14 (4)	900	966
Lehigh County PA General Purpose Hosp. Auth. Rev. (Lehigh Valley Health Network)	7.000%	7/1/16 (1)	4,415	5,284
Lehigh County PA General Purpose Hosp. Auth. Rev. (St. Luke's Hosp.) VRDO	2.950%	12/1/05 LOC	6,345	6,345
Luzerne County PA GO	0.000%	11/15/16 (1)	2,360	1,373
Luzerne County PA GO	0.000%	11/15/17 (1)	2,390	1,306
Luzerne County PA GO	5.250%	11/15/21 (3)	5,320	5,908
McKeesport PA Area School Dist. GO	0.000%	10/1/06 (1)	2,015	1,960
McKeesport PA Area School Dist. GO	0.000%	10/1/07 (1)	2,080	1,950
McKeesport PA Area School Dist. GO	0.000%	10/1/08 (1)	2,270	2,045
McKeesport PA Area School Dist. GO	0.000%	10/1/09 (1)	2,020	1,748

Pennsylvania Long-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
McKeesport PA Area School Dist. GO	0.000%	10/1/10 (1)	1,840	1,528
McKeesport PA Area School Dist. GO	0.000%	10/1/11 (1)	1,835	1,459
McKeesport PA Area School Dist. GO	0.000%	10/1/14 (1)	2,040	1,395
McKeesport PA Area School Dist. GO	0.000%	10/1/15 (1)	2,040	1,324
McKeesport PA Area School Dist. GO	0.000%	10/1/16 (1)	4,655	2,876
McKeesport PA Area School Dist. GO	0.000%	10/1/18 (2)(ETM)	425	239
McKeesport PA Area School Dist. GO	0.000%	10/1/18 (2)	2,650	1,480
McKeesport PA Area School Dist. GO	0.000%	10/1/24 (2)(ETM)	2,480	1,019
McKeesport PA Area School Dist. GO	0.000%	10/1/24 (2)	520	211
McKeesport PA Area School Dist. GO	0.000%	10/1/28 (2)	2,340	764
Montgomery County PA GO	5.000%	7/15/19	8,800	9,209
Montgomery County PA GO	5.375%	10/15/25	7,930	8,051
Montgomery County PA Higher Educ. & Health Auth. Rev. (Catholic Health East)	5.375%	11/15/34	2,175	2,259
Mount Lebanon PA Hosp. Dev. Auth. Rev (St. Clair Memorial Hosp.)	6.250%	7/1/06 (3)	2,530	2,575
Neshaminy PA School Dist. GO	5.700%	2/15/14 (3)	8,795	9,125
North Hills PA School Dist. GO	5.250%	11/15/07 (3)(Prere.)	7,440	7,709
North Pocono PA School Dist. GO	5.000%	3/15/26 (3)	4,035	4,213
Northampton County PA IDA PCR (Central Metro. Edison)	6.100%	7/15/21 (1)	4,410	4,507
Northeastern PA Hosp. & Educ. Health Rev (Wyoming Valley Health)	5.250%	1/1/16 (2)	5,910	6,126
Northeastern PA Hosp. & Educ. Health Rev (Wyoming Valley Health)	5.250%	1/1/26 (2)	2,850	2,949
Owen J. Roberts School Dist. Pennsylvania GO	5.375%	5/15/07 (1)(Prere.)	1,635	1,683
Owen J. Roberts School Dist. Pennsylvania GO	5.500%	8/15/17 (4)	1,495	1,631
Parkland PA School Dist. GO	5.375%	9/1/15 (3)	3,050	3,388
Parkland PA School Dist. GO	5.375%	9/1/16 (3)	2,000	2,227
Pennsbury PA School Dist. GO	5.250%	8/1/24 (4)	9,135	9,798
Pennsylvania Convention Center Auth. Rev	6.700%	9/1/16 (3)(ETM)	25,150	29,665
Pennsylvania Convention Center Auth. Rev	6.000%	9/1/19 (3)(ETM)	14,275	16,781
Pennsylvania GO	5.125%	3/15/07 (2)(Prere.)	7,990	8,291
Pennsylvania GO	5.750%	10/1/09 (3)(Prere.)	19,850	21,635
Pennsylvania GO	5.250%	10/15/10 (Prere.)	11,300	12,257
Pennsylvania GO	5.250%	10/15/10 (Prere.)	8,850	9,599
Pennsylvania GO	6.000%	1/15/11	3,000	3,308
Pennsylvania GO	5.250%	10/15/11	11,200	12,090
Pennsylvania GO	5.250%	2/1/14 (1)	20,000	21,971
Pennsylvania GO	5.375%	7/1/21	26,785	30,258
1 Pennsylvania GO	5.000%	1/1/26	40,450	42,375
Pennsylvania Higher Educ. Assistance Agency Rev	6.125%	12/15/10 (1)(Prere.)	2,000	2,235
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	3.030%	12/7/05 (2)	4,100	4,100

Pennsylvania Long-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Pennsylvania Higher Educ. Fac Auth. Health Services Rev (Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/16 (1)	19,900	20,744
Pennsylvania Higher Educ. Fac Auth. Health Services Rev (Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/21 (1)	3,040	3,166
Pennsylvania Higher Educ. Fac Auth. Health Services Rev (Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/21 (1)	6,505	6,781
Pennsylvania Higher Educ. Fac. Auth. Rev	5.500%	6/15/17 (2)	935	1,003
Pennsylvania Higher Educ. Fac. Auth. Rev	5.625%	6/15/19 (2)	1,160	1,250
Pennsylvania Higher Educ. Fac. Auth. Rev (Bryn Mawr College)	5.250%	12/1/12 (2)	11,120	12,157
Pennsylvania Higher Educ. Fac. Auth. Rev (Bryn Mawr College)	5.625%	12/1/14 (1)	2,200	2,313
Pennsylvania Higher Educ. Fac. Auth. Rev (Philadelphia Univ.)	5.125%	6/1/25	3,500	3,494
Pennsylvania Higher Educ. Fac. Auth. Rev (Philadelphia Univ.)	5.250%	6/1/32	4,000	4,002
Pennsylvania Higher Educ. Fac. Auth. Rev (Temple Univ.)	5.250%	4/1/11 (1)	3,545	3,716
Pennsylvania Higher Educ. Fac. Auth. Rev (UPMC Health Systems)	6.250%	1/15/16	3,120	3,448
Pennsylvania Higher Educ. Fac. Auth. Rev (UPMC Health Systems)	6.000%	1/15/22	5,000	5,413
Pennsylvania Higher Educ. Fac. Auth. Rev (UPMC Health Systems)	6.000%	1/15/31	5,000	5,413
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000%	7/15/20	2,360	2,429
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000%	7/15/26	1,200	1,215
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000%	7/15/31	550	555
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.400%	7/15/36	3,000	3,107
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000%	7/15/39	3,000	3,002
Pennsylvania Higher Educ. Fac. Auth. Rev. PUT	5.000%	5/1/11 LOC	9,410	9,825
Pennsylvania Housing Finance Agency Rev	5.250%	4/1/21	5,000	5,122
Pennsylvania Housing Finance Agency Rev	5.400%	10/1/24	3,255	3,290
Pennsylvania Housing Finance Agency Rev	5.350%	10/1/31	13,000	13,246
Pennsylvania IDA Auth. Rev. (Econ. Dev.)	5.500%	7/1/16 (2)	14,865	16,393
Pennsylvania IDA Auth. Rev. (Econ. Dev.)	5.500%	7/1/17 (2)	7,000	7,682
Pennsylvania IDA Auth. Rev. (Econ. Dev.)	5.500%	7/1/18 (2)	7,630	8,373
Pennsylvania IDA Auth. Rev. (Econ. Dev.)	5.500%	7/1/19 (2)	6,340	6,958
Pennsylvania IDA Auth. Rev. (Econ. Dev.)	5.500%	7/1/20 (2)	4,495	4,929
Pennsylvania IDA Auth. Rev. (Econ. Dev.)	5.500%	7/1/21 (2)	8,130	8,904
Pennsylvania Intergovernmental Cooperation Auth. Rev	5.250%	6/15/17 (3)	7,830	8,232
Pennsylvania State Univ. Rev	5.000%	9/1/24	10,625	11,099
Pennsylvania State Univ. Rev	5.000%	9/1/24	3,000	3,146

Pennsylvania Long-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Pennsylvania State Univ. Rev	5.000%	9/1/29	7,625	7,892
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev	5.125%	12/1/16 (2)(ETM)	995	1,040
Pennsylvania Turnpike Comm. Rev	5.375%	7/15/11 (2)(Prere.)	7,550	8,272
Pennsylvania Turnpike Comm. Rev	5.375%	7/15/11 (2)(Prere.)	1,505	1,649
Pennsylvania Turnpike Comm. Rev	5.375%	7/15/11 (2)(Prere.)	2,500	2,739
Pennsylvania Turnpike Comm. Rev	5.375%	7/15/11 (2)(Prere.)	6,370	6,979
Pennsylvania Turnpike Comm. Rev	5.375%	7/15/11 (2)(Prere.)	1,000	1,096
Pennsylvania Turnpike Comm. Rev	5.500%	7/15/11 (2)(Prere.)	12,010	13,235
Pennsylvania Turnpike Comm. Rev	5.625%	6/1/12 (3)	9,000	9,924
Pennsylvania Turnpike Comm. Rev	5.250%	7/15/27 (4)	4,000	4,489
Pennsylvania Turnpike Comm. Rev	5.250%	7/15/28 (4)	9,375	10,495
Pennsylvania Turnpike Comm. Rev	5.250%	7/15/30 (4)	10,925	12,206
Pennsylvania Turnpike Comm. Rev	5.500%	12/1/31 (2)	17,610	19,215
Pennsylvania Turnpike Comm. Rev	5.250%	12/1/32 (2)	15,000	15,951
Philadelphia PA Airport Parking Auth	5.400%	9/1/11 (2)	4,520	4,697
Philadelphia PA Airport Parking Auth	5.400%	9/1/12 (2)	5,990	6,225
Philadelphia PA Airport Parking Auth	5.400%	9/1/15 (2)	6,350	6,605
Philadelphia PA Airport Parking Auth	5.500%	9/1/18 (2)	4,250	4,427
Philadelphia PA Airport Parking Auth	5.125%	2/15/24 (2)	1,045	1,088
Philadelphia PA Airport Parking Auth	5.250%	9/1/29 (4)	3,530	3,707
Philadelphia PA GO	6.000%	11/15/10 (3)	1,065	1,078
Philadelphia PA GO	6.000%	11/15/11 (3)	1,145	1,159
Philadelphia PA GO	6.000%	11/15/12 (3)	1,270	1,286
Philadelphia PA GO	6.000%	11/15/13 (3)	715	724
Philadelphia PA GO	5.250%	3/15/14 (4)	1,750	1,853
Philadelphia PA GO	5.250%	9/15/14 (4)	7,460	7,976
Philadelphia PA GO	5.250%	3/15/15 (4)	2,600	2,754
Philadelphia PA GO	5.250%	9/15/15 (4)	4,775	5,105
Philadelphia PA GO	5.250%	9/15/17 (4)	9,155	9,731
Philadelphia PA GO	5.250%	9/15/18 (4)	2,135	2,269
Philadelphia PA GO	5.000%	5/15/20 (1)	8,000	8,207
Philadelphia PA Gas Works Rev	5.250%	7/1/11 (4)	3,965	4,126
Philadelphia PA Gas Works Rev	5.375%	7/1/12 (4)	4,000	4,174
Philadelphia PA Gas Works Rev	5.375%	7/1/14 (4)	4,310	4,497
Philadelphia PA Gas Works Rev	5.375%	7/1/16 (4)	13,280	14,626
Philadelphia PA Gas Works Rev	5.375%	7/1/18 (4)	11,555	12,776
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev (Children's Hosp. Of Philadelphia) VRDO	2.980%	12/1/05	4,600	4,600
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev (Children's Hosp. Of Philadelphia) VRDO	2.980%	12/1/05	5,000	5,000
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev (Jefferson Health System)	5.125%	5/15/18 (2)	5,700	5,930

Pennsylvania Long-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Philadelphia PA IDA Rev (Philadelphia Airport System)	5.750%	6/15/10 (3)	4,440	4,665
Philadelphia PA IDA Rev (Philadelphia Airport System)	5.375%	6/15/12 (3)	1,000	1,053
Philadelphia PA IDA Rev (Philadelphia Airport System)	5.500%	7/1/12 (3)	5,505	5,964
Philadelphia PA IDA Rev (Philadelphia Airport System)	5.500%	6/15/13 (3)	1,030	1,102
Philadelphia PA IDA Rev (Philadelphia Airport System)	5.375%	7/1/13 (3)	10,000	10,447
Philadelphia PA IDA Rev (Philadelphia Airport System)	5.500%	7/1/13 (3)	5,825	6,272
Philadelphia PA IDA Rev (Philadelphia Airport System)	5.500%	6/15/14 (3)	1,090	1,171
Philadelphia PA IDA Rev (Philadelphia Airport System)	5.500%	7/1/14 (3)	6,155	6,589
Philadelphia PA IDA Rev (Philadelphia Airport System)	5.250%	6/15/15 (3)	5,695	5,946
Philadelphia PA IDA Rev (Philadelphia Airport System)	5.500%	6/15/15 (3)	1,150	1,226
Philadelphia PA IDA Rev (Philadelphia Airport System)	5.500%	7/1/15 (3)	6,435	6,885
Philadelphia PA IDA Rev (Philadelphia Airport System)	5.500%	6/15/16 (3)	1,210	1,290
Philadelphia PA IDA Rev (Philadelphia Airport System)	5.500%	7/1/16 (3)	5,000	5,348
Philadelphia PA IDA Rev (Philadelphia Airport System)	5.500%	6/15/17 (3)	1,280	1,361
Philadelphia PA IDA Rev (Philadelphia Airport System)	5.500%	6/15/18 (3)	1,350	1,433
Philadelphia PA IDA Rev (Philadelphia Airport System)	5.500%	7/1/18 (3)	4,000	4,262
Philadelphia PA Redev. Auth. Rev	5.500%	4/15/15 (3)	3,000	3,268
Philadelphia PA Redev. Auth. Rev	5.500%	4/15/17 (3)	2,255	2,438
Philadelphia PA Redev. Auth. Rev	5.500%	4/15/19 (3)	2,815	3,044
Philadelphia PA Redev. Auth. Rev	5.500%	4/15/20 (3)	2,000	2,161
Philadelphia PA Redev. Auth. Rev	5.500%	4/15/22 (3)	5,275	5,699
Philadelphia PA School Dist. GO	5.375%	4/1/07 (2)(Prere.)	1,490	1,531
Philadelphia PA School Dist. GO	5.250%	4/1/09 (1)(Prere.)	3,000	3,171
Philadelphia PA School Dist. GO	5.750%	2/1/11 (4)(Prere.)	7,420	8,167
Philadelphia PA School Dist. GO	5.750%	2/1/11 (4)(Prere.)	6,415	7,061
Philadelphia PA School Dist. GO	5.250%	2/1/12 (4)	1,000	1,082
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	1,800	1,978
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	2,500	2,748
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	2,000	2,198
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	4,520	4,968

Pennsylvania Long-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	2,000	2,198
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	1,000	1,099
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	6,200	6,815
Philadelphia PA School Dist. GO	5.625%	8/1/12 (3)(Prere.)	1,000	1,111
Philadelphia PA School Dist. GO	5.625%	8/1/12 (3)(Prere.)	6,500	7,224
Philadelphia PA School Dist. GO	5.625%	8/1/12 (3)(Prere.)	6,000	6,668
Philadelphia PA School Dist. GO	5.625%	8/1/12 (3)(Prere.)	1,000	1,111
Philadelphia PA Water & Waste Water Rev	7.000%	6/15/10 (3)	33,865	38,621
Philadelphia PA Water & Waste Water Rev	7.000%	6/15/11 (3)	35,685	41,503
Philadelphia PA Water & Waste Water Rev	6.250%	8/1/11 (1)	3,750	4,240
Philadelphia PA Water & Waste Water Rev	5.250%	12/15/14 (2)	7,100	7,760
Philadelphia PA Water & Waste Water Rev	5.250%	11/1/16 (3)	5,040	5,445
Philadelphia PA Water & Waste Water Rev	5.250%	11/1/17 (3)	5,460	5,876
Philadelphia PA Water & Waste Water Rev	5.600%	8/1/18 (1)(ETM)	925	937
Philadelphia PA Water & Waste Water Rev	5.375%	11/1/19 (3)	4,155	4,505
Pittsburgh PA GO	5.750%	9/1/09 (3)(Prere.)	4,505	4,845
Pittsburgh PA GO	6.000%	9/1/09 (3)(Prere.)	4,450	4,823
Pittsburgh PA GO	5.500%	9/1/13 (2)	10,965	11,917
Pittsburgh PA GO	5.125%	9/1/14 (3)	8,435	8,731
Pittsburgh PA GO	5.500%	9/1/14 (2)	12,000	13,043
Pittsburgh PA GO	5.125%	9/1/15 (3)	6,395	6,598
Pittsburgh PA GO	5.500%	9/1/15 (2)	4,140	4,483
Pittsburgh PA GO	5.250%	9/1/17 (3)	4,980	5,148
Pittsburgh PA School Dist. GO	5.250%	3/1/08 (3)(Prere.)	7,000	7,285
Pittsburgh PA School Dist. GO	5.250%	3/1/08 (3)(Prere.)	5,200	5,412
Pittsburgh PA School Dist. GO	5.350%	3/1/08 (3)(Prere.)	3,510	3,661
Pittsburgh PA School Dist. GO	0.000%	8/1/09 (2)	4,000	3,486
Pittsburgh PA School Dist. GO	5.500%	9/1/09 (4)(Prere.)	2,680	2,870
Pittsburgh PA School Dist. GO	5.500%	9/1/09 (4)(Prere.)	2,985	3,197
Pittsburgh PA School Dist. GO	5.375%	9/1/14 (4)	1,755	1,935
Pittsburgh PA School Dist. GO	5.500%	9/1/16 (4)	4,000	4,486
Pittsburgh PA School Dist. GO	5.500%	9/1/18 (4)	2,880	3,253
Pittsburgh PA Water & Sewer Auth. Rev	7.250%	9/1/14 (3)(ETM)	23,405	27,071
Pittsburgh PA Water & Sewer Auth. Rev	0.000%	9/1/27 (3)	12,765	4,369
Pittsburgh PA Water & Sewer Auth. Rev	0.000%	9/1/28 (3)	8,965	2,902
Pittsburgh PA Water & Sewer Auth. Rev	0.000%	9/1/29 (3)	31,755	9,713
Reading PA School Dist. GO	0.000%	1/15/15 (3)	9,260	5,956
Reading PA School Dist. GO	0.000%	1/15/16 (3)	9,270	5,625
1 Reading PA School Dist. GO	5.000%	1/15/29 (4)	6,120	6,361
Sayre PA Health Care Fac. Auth. Rev (Guthrie Health Care System)	6.250%	12/1/13	2,000	2,236
Sayre PA Health Care Fac. Auth. Rev (Guthrie Health Care System)	6.250%	12/1/14	1,925	2,142

Pennsylvania Long-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Sayre PA Health Care Fac. Auth. Rev (Guthrie Health Care System)	6.250%	12/1/15	2,045	2,274
Sayre PA Health Care Fac. Auth. Rev (Guthrie Health Care System)	6.250%	12/1/16	3,225	3,582
Sayre PA Health Care Fac. Auth. Rev (Guthrie Health Care System)	6.250%	12/1/17	6,640	7,345
Sayre PA Health Care Fac. Auth. Rev (Guthrie Health Care System)	6.250%	12/1/18	2,500	2,760
Sayre PA Health Care Fac. Auth. Rev (Guthrie Health Care System)	5.750%	12/1/21	3,000	3,210
Sayre PA Health Care Fac. Auth. Rev (Guthrie Health Care System)	5.875%	12/1/31	12,500	13,298
Sayre PA Health Care Fac. Auth. Rev (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	2.980%	12/7/05 (2)	300	300
Sayre PA Health Care Fac. Auth. Rev (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.000%	12/7/05 (2)	1,000	1,000
Sayre PA Health Care Fac. Auth. Rev (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.000%	12/7/05 (2)	700	700
Scranton-Lackawanna PA Health & Welfare Auth. Rev (Mercy Health System)	5.625%	1/1/16 (1)	5,490	5,713
Scranton-Lackawanna PA Health & Welfare Auth. Rev (Mercy Health System)	5.700%	1/1/23 (1)	9,205	9,589
South Fork PA Hosp. Auth. Rev (Conemaugh Valley Hosp.)	5.625%	7/1/10 (6)	2,000	2,104
South Fork PA Hosp. Auth. Rev (Conemaugh Valley Hosp.)	5.750%	7/1/18 (6)	7,000	7,935
Southeastern Pennsylvania Transp. Auth. Rev	5.450%	3/1/11 (3)	3,730	3,895
Southeastern Pennsylvania Transp. Auth. Rev	5.375%	3/1/17 (3)	2,500	2,606
Southeastern Pennsylvania Transp. Auth. Rev	5.375%	3/1/22 (3)	15,825	16,471
St. Mary's Hosp. Auth. Bucks County PA Rev (Catholic Health Initiatives)	5.375%	6/1/08 (Prere.)	2,525	2,661
St. Mary's Hosp. Auth. Bucks County PA Rev (Catholic Health Initiatives)	5.375%	6/1/08 (Prere.)	2,340	2,466
Uniontown PA Area School Dist. GO	5.500%	10/1/12 (4)(Prere.)	9,950	11,003
Univ. Area Pennsylvania Joint Auth. Sewer Rev	5.000%	11/1/12 (1)	1,505	1,606
Univ. Area Pennsylvania Joint Auth. Sewer Rev	5.000%	11/1/13 (1)	1,580	1,684
Univ. Area Pennsylvania Joint Auth. Sewer Rev	5.000%	11/1/14 (1)	1,655	1,764
Univ. of Pittsburgh PA Rev	5.500%	6/1/10 (1)	5,285	5,547
Univ. of Pittsburgh PA Rev	5.500%	6/1/14 (1)	11,780	12,364
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	3.030%	12/7/05	1,800	1,800
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	3.030%	12/7/05	7,000	7,000

Pennsylvania Long-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project)	5.250%	6/1/17 (3)	6,995	7,309
Upper Darby PA School Dist. GO	5.000%	5/1/09 (2)(Prere.)	5,970	6,268
Warwick PA School Dist. GO	5.375%	8/15/11 (3)(Prere.)	2,435	2,651
Warwick PA School Dist. GO	5.375%	8/15/11 (3)(Prere.)	2,570	2,798
Washington County PA Hosp. Auth. Rev (Washington Hosp.)	5.250%	7/1/10 (2)	1,750	1,853
Washington County PA Hosp. Auth. Rev (Washington Hosp.)	5.125%	7/1/11 (2)(ETM)	330	353
Washington County PA Hosp. Auth. Rev (Washington Hosp.)	5.125%	7/1/11 (2)	1,510	1,600
Washington County PA Hosp. Auth. Rev (Washington Hosp.)	5.125%	7/1/12 (2)	1,935	2,077
Washington County PA Hosp. Auth. Rev (Washington Hosp.)	5.250%	7/1/3 (2)	2,035	2,203
Washington County PA Hosp. Auth. Rev (Washington Hosp.)	5.375%	7/1/14 (2)	1,640	1,796
Washington County PA Hosp. Auth. Rev (Washington Hosp.)	5.375%	7/1/15 (2)	2,250	2,457
Washington County PA Hosp. Auth. Rev (Washington Hosp.)	5.500%	7/1/16 (2)	2,375	2,628
West Cornwall Township PA Muni. Auth. College Rev (Elizabethtown College)	6.000%	12/15/22	2,650	2,818
West Cornwall Township PA Muni. Auth. College Rev (Elizabethtown College)	6.000%	12/15/27	2,000	2,113
West Jefferson Hills PA School Dist. GO	5.200%	8/1/17 (4)	1,955	2,085
West Jefferson Hills PA School Dist. GO	5.200%	8/1/18 (4)	2,060	2,197
Westmoreland County PA Muni. Auth. Rev	6.125%	7/1/17 (1)(ETM)	8,205	9,431
Westmoreland County PA Muni. Auth Service Water Rev	0.000%	8/15/15 (3)	5,000	3,264
Westmoreland County PA Muni. Auth Service Water Rev	0.000%	8/15/23 (1)	5,000	2,140
Westmoreland County PA Muni. Auth Service Water Rev	0.000%	8/15/24 (3)	4,000	1,631
York County PA Hosp. Auth. Rev. (York Hosp.)	5.250%	7/1/07 (2)(Prere.)	3,500	3,634
York County PA Hosp. Auth. Rev. (York Hosp.)	5.250%	7/1/07 (2)(Prere.)	8,675	9,007
York County PA Solid Waste & Refuse Auth. Rev	5.500%	12/1/13 (3)	6,750	7,504
York County PA Solid Waste & Refuse Auth. Rev	5.500%	12/1/14 (3)	4,050	4,523
Outside Pennsylvania:
Puerto Rico Electric Power Auth. Rev	5.500%	7/1/20	5,300	5,892
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/21 (1)	5,000	5,559
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/23 (1)	15,500	17,242
Puerto Rico Electric Power Auth. Rev	5.000%	7/1/24 (1)	12,710	13,413
Puerto Rico Electric Power Auth. Rev	5.000%	7/1/25 (1)	5,680	5,985

Pennsylvania Long-Term Tax-Exempt Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Puerto Rico Electric Power Auth. Rev	5.000%	7/1/30 (4)	10,900	11,363
Puerto Rico GO	5.500%	7/1/18 (1)	10,000	11,355
Puerto Rico GO	5.500%	7/1/20 (3)	6,000	6,844
Puerto Rico GO	5.500%	7/1/22 (3)	8,960	10,225
Puerto Rico GO	5.500%	7/1/29 (1)	10,000	11,540
Puerto Rico Govt. Dev. Bank VRDO	2.850%	12/7/05 (1)	3,800	3,800
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/19 (1)	17,000	19,345
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/20 (1)	14,610	16,665
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/20 (4)	14,155	16,146
Puerto Rico Highway & Transp. Auth. Rev. VRDO	2.930%	12/7/05 (2)	4,300	4,300
Puerto Rico Infrastructure Financing Auth Special Tax Rev	5.500%	7/1/23 (2)	10,000	11,430
Puerto Rico Infrastructure Financing Auth Special Tax Rev	5.500%	7/1/25 (2)	15,000	17,236
Puerto Rico Infrastructure Financing Auth Special Tax Rev	5.500%	7/1/26 (2)	10,000	11,538
Puerto Rico Infrastructure Financing Auth Special Tax Rev	0.000%	7/1/29 (2)	12,150	3,856
Puerto Rico Infrastructure Financing Auth Special Tax Rev	0.000%	7/1/30 (3)	14,905	4,486
Puerto Rico Infrastructure Financing Auth Special Tax Rev	0.000%	7/1/31 (3)	19,495	5,575
Puerto Rico Infrastructure Financing Auth Special Tax Rev	0.000%	7/1/32 (3)	25,000	6,785
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.750%	7/1/22	5,000	5,693
Puerto Rico Public Finance Corp.	6.000%	8/1/26	10,875	12,747
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (4)	25,000	30,546
Virgin Islands Public Finance Auth. Rev	5.000%	10/1/12	2,000	2,122
Virgin Islands Public Finance Auth. Rev	5.250%	10/1/20	1,750	1,859
Total Municipal Bonds (Cost $2,217,177)				2,313,551
Other Assets and Liabilities (-1.4%)
Other Assets-Note B				36,196
Payables for Investment Securities Purchased				(60,303)
Other Liabilities				(8,316)
				(32,423)
Net Assets (100%)				2,281,128

Pennsylvania Long-Term Tax-Exempt Fund

At November 30, 2005 net assets consisted of:2

Amount ($000)
Paid-in Capital	2,180,576
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	4,178
Unrealized Appreciation	96,374
Net Assets	2,281,128

Investor Shares-Net Assets
Applicable to 62,264,119 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	704,595
Net Asset Value Per Share-Investor Shares	$11.32

Admiral Shares-Net Assets
Applicable to 139,316,197 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,576,533
Net Asset Value Per Share-Admiral Shares	$11.32

• See Note A in Notes to Financial Statements.
1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2005.
2 See Note D in Notes to Financial Statements for the tax-basis components of net assets.

Pennsylvania Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity. (Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association)
(2) AMBAC(Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11)CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Long-Term Tax-Exempt Fund

Statement of Operations

Year Ended November 30, 2005
($000)
Investment Income
Income
Interest	107,236
Total Income	107,236
Expenses
The Vanguard Group-Note B
Investment Advisory Services	253
Management and Administrative
Investor Shares	1,539
Admiral Shares	686
Marketing and Distribution
Investor Shares	219
Admiral Shares	135
Custodian Fees	15
Auditing Fees	19
Shareholders' Reports
Investor Shares	17
Admiral Shares	2
Trustees' Fees and Expenses	3
Total Expenses	2,888
Expenses Paid Indirectly-Note C	(35)
Net Expenses	2,853
Net Investment Income	104,383
Realized Net Gain (Loss)
Investment Securities Sold	10,094
Futures Contracts	(4,534)
Realized Net Gain (Loss)	5,560
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(40,729)
Futures Contracts	1,726
Change in Unrealized Appreciation (Depreciation)	(39,003)
Net Increase (Decrease) in Net Assets Resulting from Operations	70,940

Pennsylvania Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

Year Ended November 30,
2005 ($000)	2004 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	104,383	105,529
Realized Net Gain (Loss)	5,560	11,394
Change in Unrealized Appreciation (Depreciation)	(39,003)	(43,249)
Net Increase (Decrease) in Net Assets Resulting from Operations	70,940	73,674
Distributions
Net Investment Income
Investor Shares	(54,938)	(67,235)
Admiral Shares	(49,445)	(38,294)
Realized Capital Gain1
Investor Shares	(5,631)	(8,016)
Admiral Shares	(3,239)	(4,499)
Total Distributions	(113,253)	(118,044)
Capital Share Transactions-Note F
Investor Shares	(724,794)	(50,366)
Admiral Shares	776,818	(6,792)
Net Increase (Decrease) from Capital Share Transactions	52,024	(57,158)
Total Increase (Decrease)	9,711	(101,528)
Net Assets
Beginning of Period	2,271,417	2,372,945
End of Period	2,281,128	2,271,417

1 Includes fiscal 2005 and 2004 short-term gain distributions totaling $0 and $2,922,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

Year Ended November 30,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$11.53	$11.74	$11.49	$11.36	$10.98
Investment Operations
Net Investment Income	.520	.528	.516	.550	.570
Net Realized and Unrealized Gain (Loss) on Investments	(.165)	(.148)	.307	.170	.380
Total from Investment Operations	.355	.380	.823	.720	.950
Distributions
Dividends from Net Investment Income	(.520)	(.528)	(.516)	(.550)	(.570)
Distributions from Realized Capital Gains	(.045)	(.062)	(.057)	(.040)	—
Total Distributions	(.565)	(.590)	(.573)	(.590)	(.570)
Net Asset Value, End of Period	$11.32	$11.53	$11.74	$11.49	$11.36
Total Return	3.10%	3.32%	7.30%	6.49%	8.79%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$705	$1,444	$1,523	$1,598	$1,543
Ratio of Total Expenses to Average Net Assets	0.16%	0.14%	0.17%	0.18%	0.20%
Ratio of Net Investment Income to Average Net Assets	4.51%	4.54%	4.42%	4.81%	5.04%
Portfolio Turnover Rate	14%	12%	11%	15%	13%

Pennsylvania Long-Term Tax-Exempt Fund

Admiral Shares

Year Ended November 30,	May. 14[1] to Nov. 30,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$11.53	$11.74	$11.49	$11.36	$11.18
Investment Operations
Net Investment Income	.528	.534	.523	.556	.312
Net Realized and Unrealized Gain (Loss) on Investments	(.165)	(.148)	.307	.170	.180
Total from Investment Operations	.363	.386	.830	.726	.492
Distributions
Dividends from Net Investment Income	(.528)	(.534)	(.523)	(.556)	(.312)
Distributions from Realized Capital Gains	(.045)	(.062)	(.057)	(.040)	—
Total Distributions	(.573)	(.596)	(.580)	(.596)	(.312)
Net Asset Value, End of Period	$11.32	$11.53	$11.74	$11.49	$11.36
Total Return	3.18%	3.37%	7.36%	6.54%	4.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,577	$828	$850	$827	$729
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.11%	0.12%	0.15%2
Ratio of Net Investment Income to Average Net Assets	4.58%	4.60%	4.48%	4.86%	4.98%2
Portfolio Turnover Rate	14%	12%	11%	15%	13%

1 Inception.
2 Annualized.
  See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Pennsylvania Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the Commonwealth of Pennsylvania.

The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund may use Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity, diversifying credit risk and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

Pennsylvania Long-Term Tax-Exempt Fund

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2005, the fund had contributed capital of $275,000 to Vanguard (included in Other Assets), representing 0.01% of the fund's net assets and 0.27% of Vanguard's capitalization. The fund's trustees and officers are also directors and officers of Vanguard.

C. The fund's investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund's management and administrative expenses. For the year ended November 30, 2005, these arrangements reduced the fund's expenses by $35,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from capital gains. Accordingly, the fund has reclassified $1,124,000 from accumulated net realized gains to paid-in capital.

For tax purposes, at November 30, 2005, the fund had $5,735,000 of capital gains available for distribution.

The fund had realized losses totaling $1,558,000 through November 30, 2005, which are deferred for tax purposes and reduce the amount of unrealized appreciation of investment securities for tax purposes.

At November 30, 2005, net unrealized appreciation of investment securities for tax purposes was $94,816,000, consisting of unrealized gains of $102,517,000 on securities that had risen in value since their purchase and $7,701,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended November 30, 2005, the fund purchased $401,904,000 of investment securities and sold $302,837,000 of investment securities, other than temporary cash investments.

Pennsylvania Long-Term Tax-Exempt Fund

F. Capital share transactions for each class of shares were:

Year Ended November 30,
2005		2004
Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	206,250	17,882	200,135	17,190
Issued in Lieu of Cash Distributions	43,175	3,743	54,672	4,707
Redeemed	(974,219)	(84,641)	(305,173)	(26,327)
Net Increase (Decrease)-Investor Shares	(724,794)	(63,016)	(50,366)	(4,430)
Admiral Shares
Issued	868,235	75,468	138,334	11,907
Issued in Lieu of Cash Distributions	35,711	3,108	28,357	2,441
Redeemed	(127,128)	(11,058)	(173,483)	(14,984)
Net Increase (Decrease)-Admiral Shares	776,818	67,518	(6,792)	(636)

Report of Independent Registered Public Accounting Firm

To the Shareholders and Trustees of Vanguard Pennsylvania Tax-Exempt Funds:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Pennsylvania Tax-Exempt Money Market Fund and Vanguard Pennsylvania Long-Term Tax-Exempt Fund (constituting Vanguard Pennsylvania Tax-Exempt Funds, hereafter referred to as the “Funds”) at November 30, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

January 12, 2006

Special 2005 tax information (unaudited) for Vanguard Pennsylvania Tax-Exempt Funds

This information for the fiscal year ended November 30, 2005, is included pursuant to provisions of the Internal Revenue Code.

The Pennsylvania Long-Term Tax-Exempt Fund distributed $9,995,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year ended November 30, 2005.

Each fund designates 100% of its income dividends as exempt-interest dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended November 30, 2005

Pennsylvania Tax-Exempt Fund	Beginning Account Value 5/31/2005	Ending Account Value 11/30/2005	Expenses Paid During Period1
Based on Actual Fund Return
Money Market	$1,000.00	$1,012.04	$0.66
Long-Term
Investor Shares	1,000.00	998.07	0.80
Admiral Shares	1,000.00	998.44	0.45
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.42	$0.66
Long-Term
Investor Shares	1,000.00	1,024.27	0.81
Admiral Shares	1,000.00	1,024.62	0.46

1 These calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: for the Pennsylvania Tax-Exempt Money Market Fund, 0.13%; for the Pennsylvania Long-Term Tax-Exempt Fund Investor Shares, 0.16%, and Admiral Shares,
   0.09%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A snapshot of a fund’s interest income. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954 Trustee since May 1987; Chairman of the Board and Chief Executive Officer 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive Officer, and Director/ Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

IndependentTrustees

Charles D. Ellis
Born 1937 Trustee since January 2001 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945 Trustee since December 2001[2] 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005); Trustee of Drexel University and of the Chemical Heritage Foundation.

JoAnn Heffernan Heisen
Born 1950 Trustee since July 1998 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/ consumer products); Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952 Trustee since December 2004 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004), Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec Bank (1999–2003), Sanlam Investment Management (1999–2001), Sanlam, Ltd. (South African insurance company) (2001–2003), Stockback, Inc. (credit card firm) (2000–2002), and Bulldogresearch.com (investment research) (1999–2001); and Trustee of Commonfund (investment management) (1989–2001).

Alfred M. Rankin, Jr.
Born 1941 Trustee since January 1993 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson
Born 1936 Trustee since April 1985 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956 Secretary since July 2005 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group since November 1997; General Counsel of The Vanguard Group since July 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since July 2005.

Thomas J. Higgins
Born 1957 Treasurer since July 1998 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

Vanguard Senior Management Team

R. Gregory Barton
Mortimer J. Buckley
James H. Gately
Kathleen C. Gubanich
F. William McNabb, III
Michael S. Miller
Ralph K. Packard
George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974-1996

1	Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
2	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.
More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600 Valley Forge, PA 19482-2600

Connect with Vanguard ™ > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Vanguard.com, Admiral, Connect with
Vanguard, and the ship logo are trademarks of
Direct Investor Account Services > 800-662-2739	The Vanguard Group, Inc.

Institutional Investor Services > 800-523-1036
All other marks are the exclusive property of their
Text Telephone > 800-952-3335	respective owners.

All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

This material may be used in conjunction	You can obtain a free copy of Vanguard's proxy voting
with the offering of shares of any Vanguard	guidelines by visiting our website, www.vanguard.com,
fund only if preceded or accompanied by	and searching for "proxy voting guidelines," or by calling
the fund's current prospectus	Vanguard at 800-662-2739. They are also available from
SEC's website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com or
www.sec.gov.

You can review and copy information about your fund
at the SEC's Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC's website, and you can receive
copies of this information, for a fee, by sending a request
in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2006 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q770 012006

Item 2: Code of Ethics. The Board of Trustees has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer or controller of the Registrant and The Vanguard Group, Inc., and to persons performing similar functions.

Item 3: Audit Committee Financial Expert. All of the members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts. The members of the Audit Committee are: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson. All Audit Committee members are independent under applicable rules.

Item 4: Principal Accountant Fees and Services.

(a)     Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended November 30, 2005: $33,000
Fiscal Year Ended November 30, 2004: $30,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group

Fiscal Year Ended November 30, 2005: $2,152,740
Fiscal Year Ended November 30, 2004: $1,685,500

(b)     Audit-Related Fees.

Fiscal Year Ended November 30, 2005: $382,200
Fiscal Year Ended November 30, 2004: $257,800

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c)     Tax Fees.

Fiscal Year Ended November 30, 2005: $98,400
Fiscal Year Ended November 30, 2004: $76,400

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d)     All Other Fees.

Fiscal Year Ended November 30, 2005: $0
Fiscal Year Ended November 30, 2004: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e)     (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

        In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, members of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

        The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or other registered investment companies in the Vanguard Group.

    (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)    Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2005: $98,400
Fiscal Year Ended November 30, 2004: $76,400

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h)     For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable

Item 11: Controls and Procedures.

    (a)    Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

    (b)    Internal Control Over Financial Reporting. There were no significant changes in Registrant’s internal control over financial reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 20, 2006

VANGUARD PENNSYLVANIA TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	January 20, 2006

*By Power of Attorney. See File Number 33-19446, filed on September 23, 2005. Incorporated by Reference.